EARNINGS PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Numerator for basic and diluted earnings (loss) per share:
Net income (loss) and comprehensive income (loss) attributable to Lentuo International Inc. shareholders		$ 3,936	23,827	(5,458)	67,917
Denominator for basic and diluted earnings (loss) per share:
Number of ordinary shares outstanding, opening		58,937,912	58,937,912	58,937,912	58,937,912
Weighted average number of ordinary shares issued on September 23, 2013 (6,200,000 shares)		1,613,698	1,613,698
Weighted average number of ordinary shares outstanding	6,200,000	60,551,610	60,551,610	58,937,912	58,937,912
Basic and diluted earnings per share:
Basic and diluted earnings (loss) per share		$ 0.06	0.39	(0.09)	1.15